Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Copper-gold concentrate	$ 544,183
Run-of-mine copper-gold stockpiles	5,206
Coal stockpiles	7,244	19,284
Materials and supplies	294,781	309,569
Inventories	851,414	328,853
Noncurrent
Run-of-mine copper-gold stockpiles	$ 130,342	$ 67,897